OTHER LONG TERM ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Jun. 30, 2018 vessel	May 31, 2018 vessel
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel				15	4
Long term receivables	$ 0	$ 1,880
Credit loss provision	(1,900)
Property Plant and Equipment, Before Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Capital improvements	52,700	$ 9,700
10,600 TEU Containership
Property, Plant and Equipment [Line Items]
Capital improvements	$ 22,900
Number of vessels with EGCS Installations | vessel		3
Construction in Progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades | vessel	11	9
Number of container vessels transferred | vessel	16	5
Container vessels | Evergreen Marine
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel			4
Time charters			$ 18,000
Amortization of time charters	$ 2,900	$ 2,900	$ 2,900